Other Receivables and Prepayment (Details) - Schedule of other receivables and prepayment - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Current
Advances to suppliers		$ 670,027	$ 197,824
VAT recoverable	[1]	701,670	410,385
Advances to business partners		7,349,481	4,688,880
Other receivables from Investor	[2]		21,501,677
Others		3,309,149	409,362
Other receivables, Gross		12,030,327	27,208,128
Less: allowance for expected credit losses		(4,033,949)	(136,887)
Other receivables, net		7,996,378	27,071,241
Non-current
Loans to employees		47,196	68,590
Partial payment for the acquisition of a subsidiary	[3]	60,248,460	14,334,451
Advances to third party business partners	[4]	2,498,352	2,233,362
Deposit for equity investment	[5]	306,546
Loan to minority shareholders	[6]	3,041,037
Other		493,950
Other receivables, Gross		66,635,541	16,636,403
Less: allowance for expected credit losses		(5,257,121)
Other receivables, net		$ 61,378,420	$ 16,636,403

[1]	The balance of advanced VAT represents input VAT available for deducting the amount of VAT paid in the future.
[2]	The balance represented $21,501,677 receivable from Hangzhou Maijie Investment Co., Ltd., a subsidiary of Geely Technology Group Co., Ltd. (“Geely Technology”) for the subscription of preferred shares, which was settled in January 2020. See Note 11 for more discussion.
[3]	On August 28, 2019, the Company entered into a Share Purchase Agreement, pursuant to which the Company will acquire 100% of the equity interests of Saleya Holdings Limited (“Saleya”) from Saleya’s shareholders for an aggregate purchase price of approximately $120 million. As of December 31, 2020, $35,150,770 of cash payment has been made, 2,708,498 of common shares were issued at USD7.00 per share, amounting to $18,959,486 and 1,500,310 of series B preferred shares were issued at USD4.09 per share, amounting to $6,138,204. The acquisition was completed on March 17, 2021.
[4]	In 2019, the advances to third party business partners were unsecured, interest-free and repayable in June 2021. In 2020, the advance to a third party business partner is unsecured, bears interest at 3% per annum and repayable in July 2022.
[5]	Deposit for equity investment in Nanjing Antong Meteorological Data Co., Ltd. and Nanjing Weida Electronic Technology Co., Ltd.
[6]	The minority shareholders pledged their shares in LKCO for the interest-free loans which are repayable in 2022.